Supplementary Cash Flow Information - Summary of Reconciliation of Cash Flows from Financing Activities (Detail) - CAD CAD in Millions		12 Months Ended
	Apr. 06, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes From Financing Cash Flows:
Issuance of Long-Term Debt		CAD 3,842
Net Issuance (Repayment) of Revolving Long-Term Debt		32
Issuance of Debt Under Asset Sale Bridge Facility		3,569
(Repayment) of Debt Under Asset Sale Bridge Facility		(3,600)
Common Shares Issued, Net of Issuance Costs	CAD 2,900	2,899		CAD 1,449
Dividends Payable [Member]
Changes From Financing Cash Flows:
Dividends Paid		(225)	CAD (166)
Non-Cash Changes:
Dividends Declared		225	166
Current Portion of Long Term Debt [Member]
Non-Cash Changes:
Finance Costs		8
Current Portion of Long Term Debt [Member] | Bridge Credit Facility [Member]
Changes From Financing Cash Flows:
Issuance of Debt Under Asset Sale Bridge Facility		892
(Repayment) of Debt Under Asset Sale Bridge Facility		(900)
Long Term Debt [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		6,332	6,525
Changes From Financing Cash Flows:
Issuance of Long-Term Debt		3,842
Net Issuance (Repayment) of Revolving Long-Term Debt		32
Non-Cash Changes:
Unrealized Foreign Exchange (Gain) Loss		(697)	(196)
Amortization of Debt Discounts			3
Finance Costs		28
Other		(1)
Ending balance		9,513	6,332	6,525
Long Term Debt [Member] | Bridge Credit Facility [Member]
Changes From Financing Cash Flows:
Issuance of Debt Under Asset Sale Bridge Facility		2,677
(Repayment) of Debt Under Asset Sale Bridge Facility		(2,700)
Share Capital [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		5,534	5,534
Changes From Financing Cash Flows:
Common Shares Issued, Net of Issuance Costs		2,899
Non-Cash Changes:
Common Shares		2,579
Deferred Taxes on Share Issuance Costs		28
Ending balance		CAD 11,040	CAD 5,534	CAD 5,534